Subsequent Events (Tables)	3 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
Schedule of Subsequent Events
At March 31, 2014, the carrying amounts of assets and liabilities by major category included in the sale were as follows (in thousands):

March 31, 2014
Assets
Current assets	$58,870
Net property, plant and equipment	$94,193
Goodwill	$16,227
Other intangibles, net of amortization	$40,958
Liabilities
Deferred income taxes	$21,447